Document and Entity Information	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	Appgate, Inc.
Entity Central Index Key	0001353538
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52776
Entity Tax Identification Number	20-3547231
Entity Address, Address Line One	2 Alhambra Plaza, Suite PH-1-B
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	866
Local Phone Number	524-4782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false